Equity and Other Comprehensive Income (Loss) - Summary of Changes in OCI by Components of Equity (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Translation reserves reclassification to profit and loss	kr 73	kr 59	kr (85)
Translation reserves [member]
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefits pension plans	0	0	0
Revaluation of credit risk on borrowings	0	0	0
Cash flow hedge reserves	0	0	0
Cash flow hedge reserves reclassification to profit and loss	0	0	0
Cash flow hedge transfer to goodwill			0
Translation reserves changes	6,608	(2,425)	7,273
Translation reserves reclassification to profit and loss	73	59	(85)
Share of other comprehensive income of associates	40	(10)	49
Movement attributable to non-controlling interests	(147)	50	(143)
Total	6,574	(2,326)	7,094
Cash flow hedge reserves [member]
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefits pension plans	0	0	0
Revaluation of credit risk on borrowings	0	0	0
Cash flow hedge reserves	(3,240)	374	2,331
Cash flow hedge reserves reclassification to profit and loss	725	1,090	280
Cash flow hedge transfer to goodwill			(3,677)
Translation reserves changes	0	0	0
Translation reserves reclassification to profit and loss	0	0	0
Share of other comprehensive income of associates	0	0	0
Movement attributable to non-controlling interests	0	0	0
Total	(2,515)	1,464	(1,066)
Revaluation of borrowings [member]
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefits pension plans	0	0	0
Revaluation of credit risk on borrowings	(450)	(530)	818
Cash flow hedge reserves	0	0	0
Cash flow hedge reserves reclassification to profit and loss	0	0	0
Cash flow hedge transfer to goodwill			0
Translation reserves changes	0	0	0
Translation reserves reclassification to profit and loss	0	0	0
Share of other comprehensive income of associates	0	0	0
Movement attributable to non-controlling interests	0	0	0
Total	(450)	(530)	818
Retained earnings [member]
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefits pension plans	739	655	8,561
Revaluation of credit risk on borrowings	0	0	0
Cash flow hedge reserves	0	0	0
Cash flow hedge reserves reclassification to profit and loss	0	0	0
Cash flow hedge transfer to goodwill			0
Translation reserves changes	0	0	0
Translation reserves reclassification to profit and loss	0	0	0
Share of other comprehensive income of associates	0	0	0
Movement attributable to non-controlling interests	(7)	(1)	11
Total	732	654	8,572
Total equity [member]
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefits pension plans	739	655	8,561
Revaluation of credit risk on borrowings	(450)	(530)	818
Cash flow hedge reserves	(3,240)	374	2,331
Cash flow hedge reserves reclassification to profit and loss	725	1,090	280
Cash flow hedge transfer to goodwill			(3,677)
Translation reserves changes	6,608	(2,425)	7,273
Translation reserves reclassification to profit and loss	73	59	(85)
Share of other comprehensive income of associates	40	(10)	49
Movement attributable to non-controlling interests	(154)	49	(132)
Total	kr 4,341	kr (738)	kr 15,418